Financing Receivables	12 Months Ended
Mar. 31, 2011
Financing Receivables
Financing Receivables

9. Financing receivables

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks are secured and unsecured loans extended by licensed banks within Nomura. For those loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. For unsecured loans provided to investment banking clients, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with stock brokerage activities. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value ("LTV") ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily loans provided to corporate clients. Corporate loans include loans secured by real estate or securities, as well as unsecured loans which Nomura provides to investment banking clients. The risk to Nomura of making these loans is similar to those risks arising from loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following table presents a summary of the loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation as a result of adoption of ASU 2010-20 during the year.

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Loans at banks	¥264,058	¥320,296	$3,870
Short-term secured margin loans	169,706	206,910	2,500
Inter-bank money market loans	23,638	8,281	100
Corporate loans	852,973	735,797	8,891

Loans receivable total	¥1,310,375	¥1,271,284	$15,361

of which:
Loans receivable carried at fair value(1)	¥692,232	¥554,180	$6,696
Loans receivable carried at amortized cost	618,143	717,104	8,665

Advances to affiliated companies	3,632	12,766	154

(1)	Accounted for at fair value through election of the fair value option

There were no significant purchases or sales of Loans receivable and no reclassification of Loans receivable to Trading assets during the year ending March 31, 2011.

Allowance for loan losses

Management establishes an allowance for loan losses for loans carried at amortized cost which reflects management's best estimate of probable losses incurred. The allowance for loan losses which is reported in the consolidated balance sheets within Allowance for doubtful accounts comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience

The specific component of the allowance for loan losses reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior loan loss experience, current economic conditions, the current financial situation of the borrower, and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. The impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance for loan losses is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for loan losses on the best information available, future adjustments to the allowance for loan losses may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower's financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following table presents movements in the total allowance for doubtful accounts for the year ending March 31, 2009, 2010 and 2011.

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Balance at beginning of year	¥1,399	¥3,765	¥5,425	$66
Provision for losses	3,089	2,214	(690)	(8)
Charge-offs	(318)	(1,637)	(91)	(1)
Other(1)	(405)	1,083	216	2

Balance at end of year	¥3,765	¥5,425	¥4,860	$59

(1)	Includes gains and losses resulting from foreign currency translation adjustments.

Changes in the allowance for losses by portfolio segment are presented below:

	Millions of yen
	Year ended March 31, 2011
	Total allowance for doubtful accounts	Allowance for receivables other than loans	Total allowance for loan losses	Loans at banks	Short- term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies
Balance at beginning of year	¥5,425	¥1,036	¥4,389	¥783	¥25	¥5	¥3,576	¥—
Provision for losses	(690)	143	(833)	(253)	13	(5)	(599)	11
Charge-offs	(91)	(59)	(32)	(32)	—	—	—	—
Other(1)	216	(69)	285	(159)	(1)	—	445	—

Balance at end of year	¥4,860	¥1,051	¥3,809	¥339	¥37	¥—	¥3,422	¥11

	Translation into millions of U.S. dollars
	Year ended March 31, 2011
	Total allowance for doubtful accounts	Allowance for receivables other than loans	Total allowance for loan losses	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies
Balance at beginning of year	$66	$13	$53	$9	$0	$0	$44	$—
Provision for losses	(8)	2	(10)	(3)	0	(0)	(7)	0
Charge-offs	(1)	(1)	(0)	(0)	—	—	—	—
Other(1)	2	(1)	3	(2)	(0)	—	5	—

Balance at end of year	$59	$13	$46	$4	$0	$—	$42	$0

(1)	Includes gains and losses resulting from foreign currency translation adjustments.

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2011.

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Translation into millions of U.S. dollars
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	$0	$—	$—	$40	$—	$40
Evaluated collectively	4	0	—	2	0	6

Total allowance for loan losses	$4	$0	$—	$42	$0	$46

Loans by impairment methodology
Evaluated individually	$0	$—	$100	$2,764	$6	$2,870
Evaluated collectively	3,109	2,500	—	192	148	5,949

Total loans	$3,109	$2,500	$100	$2,956	$154	$8,819

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for a nonaccrual status in accordance with Nomura's policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

There are no significant loans which are on a nonaccrual status or 90 days past due and still accruing as of March 31, 2011.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura's risk management framework for such credit risks is based on a risk assessment through an internal credit rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of borrower's creditworthiness. Loans considered as collateralized transactions are not subject to an internal credit rating process as Nomura monitors the value of posted collateral closely and understands means to prevent potential losses.

The following tables present an analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2011.

Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Translation into millions of U.S. dollars
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	$1,353	$211	$—	$305	$1,869
Unsecured loans at banks	1,240	—	0	—	1,240
Short-term secured margin loans	—	—	—	2,500	2,500
Secured inter-bank money market loans	100	—	—	—	100
Secured corporate loans	369	62	24	1,484	1,939
Unsecured corporate loans	366	634	17	—	1,017
Advances to affiliated companies	148	—	—	6	154

Total	$3,576	$907	$41	$4,295	$8,819

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Nomura reviews internal counterparty credit ratings at least once a year by using available borrower's credit information including financial statements and other information. Internal counterparty credit ratings are also reviewed more frequently for high-risk borrowers or problematic exposures and any significant credit event of a counterparty will trigger on immediate credit review process.